SMEAD VALUE FUND
Schedule of Investments
August 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS 95.24%
Banks 7.09%
Bank of America Corp.	5,520,065	$158,260,264
JPMorgan Chase & Co.	1,277,377	186,918,576
		345,178,840
Consumer Durables & Apparel 17.71%
DR Horton, Inc.	2,598,060	309,221,101
Lennar Corp. – Class A	2,698,508	321,365,318
NVR, Inc. (a)	36,252	231,190,967
		861,777,386
Diversified Financials 8.28%
American Express Co.	1,629,339	257,419,269
Berkshire Hathaway, Inc. – Class B (a)	170,892	61,555,298
Credit Acceptance Corp. (a)	167,565	84,079,090
		403,053,657
Energy 24.35%
APA Corp.	3,978,293	174,408,365
ConocoPhillips	2,161,325	257,262,515
Devon Energy Corp.	2,769,052	141,470,866
Occidental Petroleum Corp.	6,128,462	384,806,129
Ovintiv, Inc.	4,826,551	226,654,835
		1,184,602,710
Media & Entertainment 2.95%
Warner Bros Discovery, Inc. (a)	10,932,498	143,653,024
Pharmaceuticals, Biotechnology & Life Sciences 12.40%
Amgen, Inc.	1,028,958	263,763,094
Merck & Co., Inc.	2,697,587	293,983,031
Pfizer, Inc.	1,292,486	45,728,155
		603,474,280
Real Estate 9.58%
Macerich Co. (The) – REIT	18,826,829	220,085,631
Simon Property Group, Inc. – REIT	2,168,598	246,114,187
		466,199,818
The accompanying notes are an integral part of these financial statements.
0

SMEAD VALUE FUND
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
	Shares	Value
Retailing 8.60%
eBay, Inc.	3,002,519	$134,452,801
Home Depot, Inc.	416,150	137,454,345
Target Corp.	1,156,946	146,411,516
		418,318,662
Semiconductors & Semiconductor Equipment 1.62%
Qualcomm, Inc.	686,407	78,614,194
Transportation 2.66%
U-Haul Holding Co.	492,134	28,036,874
U-Haul Holding Co. (Non Voting)	1,906,159	101,483,905
		129,520,779
TOTAL COMMON STOCKS (Cost $3,979,801,273)		4,634,393,350
SHORT-TERM INVESTMENTS 4.68%
Money Market Fund 4.68%
Northern Institutional Treasury Portfolio — Premier Class, 5.20% (b)	227,625,320	227,625,320
TOTAL SHORT-TERM INVESTMENTS (Cost $227,625,320)		227,625,320
TOTAL INVESTMENTS (Cost $4,207,426,593) 99.92%		4,862,018,670
Other Assets in Excess of Liabilities 0.08%		3,950,021
TOTAL NET ASSETS 100%		$4,865,968,691

(a)	Non-income producing security.
(b)	The rate shown is the 1-month performance for the month ended August 31, 2023.

REIT	— Real Estate Investment Trust
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND
Notes to Financial Statements
August 31, 2023 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

SMEAD VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2023 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of August 31, 2023:
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$4,634,393,350	$—	$—	$4,634,393,350
Total Equity	4,634,393,350	—	—	4,634,393,350
Short-Term Investment	—	227,625,320	—	227,625,320
Total Investments on Securities	$4,634,393,350	$227,625,320	$—	$4,862,018,670

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Funds at August 31, 2023. For the period ended August 31, 2023, there were no transfers between levels for the Funds. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold financial derivative instruments during the reporting period.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments
August 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS 82.84%
Australia 2.76%
Materials 2.76%
Whitehaven Coal Ltd.	707,140	$2,793,151
Austria 4.87%
Financials 4.87%
BAWAG Group AG (a)	104,685	4,942,308
Canada 31.25%
Consumer Discretionary 2.29%
Canada Goose Holdings, Inc. (b)	146,965	2,314,547
Consumer Staples 1.10%
Alimentation Couche-Tard, Inc.	21,377	1,117,894
Energy 18.77%
Cenovus Energy, Inc.	365,234	7,281,974
MEG Energy Corp. (b)	519,699	9,296,274
Pipestone Energy Corp. (b)	557,106	940,055
Whitecap Resources, Inc.	185,150	1,514,141
		19,032,444
Materials 9.09%
Interfor Corp. (b)	272,364	4,595,840
West Fraser Timber Co. Ltd. (b)	61,152	4,622,606
		9,218,446
		31,683,331
Denmark 3.02%
Consumer Discretionary 3.02%
Pandora AS	29,484	3,058,129
Germany 1.81%
Consumer Discretionary 1.81%
Bayerische Motoren Werke AG	17,460	1,839,741
Italy 11.48%
Financials 11.48%
Assicurazioni Generali SpA	191,268	3,961,103
UniCredit SpA	313,782	7,678,430
		11,639,533
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
	Shares	Value
Netherlands 1.33%
Communications 1.33%
Universal Music Group NV	55,029	$1,352,323
Norway 5.35%
Industrials 5.35%
Frontline PLC	302,820	5,419,697
South Africa 2.88%
Materials 2.88%
Thungela Resources Ltd. (b)	369,631	2,918,618
Spain 3.09%
Financials 3.09%
Bankinter SA	489,922	3,137,360
Switzerland 3.65%
Industrials 3.65%
IWG PLC (b)	1,632,017	3,704,748
United Kingdom 4.59%
Consumer Discretionary 3.42%
Next PLC	20,014	1,770,169
WH Smith PLC	91,281	1,696,277
		3,466,446
Financials 1.17%
NatWest Group PLC	408,784	1,188,771
		4,655,217
United States 6.76%
Energy 6.76%
Occidental Petroleum Corp. (b)	109,155	6,853,842
TOTAL COMMON STOCKS (Cost $73,812,366)		83,997,998
PREFERRED STOCKS 8.38%
Germany 8.38%
Consumer Discretionary 8.38%
Dr Ing hc F Porsche AG, 0.99% (a),(c)	12,208	1,348,301
Porsche Automobil Holding SE, 5.17% (c)	68,287	3,670,624
Volkswagen AG, 7.76% (c)	28,340	3,473,881
TOTAL PREFERRED STOCKS (Cost $11,282,909)		8,492,806
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
August 31, 2023 (Unaudited)
	Shares	Value
WARRANTS 7.53%
United States 7.53%
Energy 7.53%
Occidental Petroleum Corp., Exp. 7/6/2027, Strike $22.00 (b)	186,986	7,638,378
TOTAL WARRANTS (Cost $3,578,777)		7,638,378
SHORT-TERM INVESTMENTS 0.72%
Money Market Fund 0.72%
Northern Institutional Treasury Portfolio — Premier Class, 5.20% (d)	733,880	733,880
TOTAL SHORT-TERM INVESTMENTS (Cost $733,880)		733,880
TOTAL INVESTMENTS (Cost $89,407,932) 99.47%		100,863,062
Other Assets in Excess of Liabilities 0.53%		540,553
TOTAL NET ASSETS 100.00%		$101,403,615

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the value of this security totaled $6,290,609 or 6.20% of net assets.
(b)	Non-income producing security.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the 1-month performance for the month ended August 31, 2023.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc. for the purpose of Industry Classification in the Schedule of Investments.
The accompanying notes are an integral part of these financial statements.

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements
August 31, 2023 (Unaudited)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are inconformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Debt securities, other than short-term instruments, are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers’ acceptances and U.S. Treasury bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.
When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.
The Funds’ fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

SMEAD INTERNATIONAL VALUE FUND
Notes to Financial Statements (Continued)
August 31, 2023 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation inputs of each Fund’s investments by each fair value hierarchy level as of August 31, 2023:
	Level 1	Level 2	Level 3	Total
Equity(1)
Common Stocks	$43,956,870	$40,041,128	$—	$83,997,998
Preferred Stocks	—	8,492,806	—	8,492,806
Warrants	7,638,378	—	—	7,638,378
Total Equity	51,595,248	48,533,934	—	100,129,182
Short-Term Investment	—	733,880	—	733,880
Total Investments on Securities	$51,595,248	$49,267,814	$—	$100,863,062

(1)	See the Schedule of Investments for industry classification.
No Level 3 securities were held in the Funds at August 31, 2023. For the period ended August 31, 2023, there were no transfers between levels for the Funds. It is the Funds’ policy to record transfers between levels as of the end of the reporting period. The Funds did not hold financial derivative instruments during the reporting period.